Note Payable (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Proceeds from Note Payable	$ 40,000
Term of Debt	6 Months
Note Payable Interest Rate	60.00%
Debt Payment	$ 4,000